LONG-TERM BORROWINGS DUE TO RELATED PARTY	12 Months Ended
Jun. 30, 2024
LONG-TERM BORROWINGS DUE TO RELATED PARTY
LONG-TERM BORROWINGS DUE TO RELATED PARTY

NOTE 15. LONG-TERM BORROWINGS DUE TO RELATED PARTIES

Long-term borrowings due to related parties consisted of the following:

	June 30,	June 30,	June 30,
	2023	2024	2024
Long-term borrowings due to related parties:	RMB	RMB	US Dollars
Long-term borrowing from a Founder, 3.75% annual interest, three years loan, due in April 29, 2027	¥—	¥10,000,000	$1,376,046
Total long-term borrowings due to related parties	¥—	¥10,000,000	$1,376,046

No long-term borrowings due to related parties were guaranteed or collateralized as of June 30, 2023 and 2024.

Interest expense for long-term borrowings due to related parties were ¥617,611, ¥472,593 and ¥34,375 ($4,730) for the years ended June 30, 2022, 2023 and 2024, respectively.